Debt (Tables)	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding
The outstanding principal balances on each loan facility as at September 30, 2016 and December 31, 2015 are as follows:

	As at
	Sept 30, 2016	Dec 31, 2015
Facility I ("First ABN AMRO Facility")	3,500,000	5,000,000
Facility II ("Second ABN AMRO Facility")	-	50,270,000
Facility III ("DVB Facility")	-	80,462,000
Facility IV ("Joint Bank Facility")	-	212,282,628
Facility V ("NIBC Bank Facility")	10,660,000	11,725,000
Facility VI ("CACIB Bank Facility")	37,600,000	36,725,000
Facility VII (“ABN/DVB/NIBC Joint Bank Facility”)	218,350,100	-
Facility VIII (“Nordea/SEB Joint Bank Facility”)	145,292,268	-
Facility IX (“Third ABN AMRO Facility”)	54,000,000	-
Total debt	469,402,368	396,464,628
Deferred Finance Fees	(12,124,450)	(8,222,224)
Net Total Debt	457,277,918	388,242,404
Current portion of long-term debt	52,578,462	29,137,825
Current portion of deferred finance fees	(3,057,069)	(2,123,325)
Total current portion of long-term debt	49,521,393	27,014,500
Non-current portion of long-term debt	407,756,525	361,227,904

Schedule of minimum Repayments under Loan Facilities
Future minimum repayments under the Company’s loan existing facilities for each year indicated below are as follows:

As at
Sept 30, 2016
2016	11,217,816
2017	44,871,264
2018	42,371,264
2019	40,871,264
2020	40,871,264
2021	44,076,264
2022	199,397,232
2023	45,726,000
469,402,368